SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23068

Pointbreak ETF Trust

(Exact Name of Registrant as Specified in Charter)

915 Creed Road, Oakland CA 94610

(Address of Principal Executive Offices) (Zip Code)

Pointbreak Advisers LLC

Ms. Heather Harker

1500 West Avenue, Richmond VA 23220

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 804.402.1149

Date of fiscal year end: June 30, 2016

Date of reporting period: June 30, 2016

Item 1 – Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

JUNE 30, 2016

POINTBREAK ETF TRUST

POINTBREAK ETF TRUST

DISCLOSURE OF FUND EXPENSES (AUDITED)

As of June 30, 2016 (the “Report Date”), the Pointbreak ETF Trust (the “Trust”) had six series of the Trust, the offering of the shares of which are registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933: the Pointbreak Buyback Index Fund (“PBBB”), which went effective with the SEC on December 22, 2015; the Pointbreak China Index Fund (“PBCI”), which went effective with the SEC on March 29, 2016; the Pointbreak Diversified Commodity Strategy Fund (“PBCM”), which went effective with the SEC on April 1, 2016; the Pointbreak US Internet Index Fund (“PBIT”), which went effective with the SEC on April 15, 2016; the Pointbreak Internet Security Index Fund (“PBCS”), which went effective with the SEC on May 24, 2016; and the Pointbreak Agriculture Commodity Strategy Fund (“PBAG”), which went effective with the SEC on May 27, 2016. PBBB, PBCI, PBCM, PBIT, PBCS and PBAG are collectively referred to herein as the “Funds.” The Funds have not commenced operations as of the Report Date and the only assets in the Funds as of the Report Date was the seed capital provided to PBBB (the initial fund) by the Funds’ Adviser, Pointbreak Advisers LLC (the “Adviser”). As of the Report Date, the Adviser was the only Shareholder of the Funds.

The Funds will be listed on the BATS stock exchange.

The Adviser has paid all expenses incurred by the Funds as of the Report Date. As the Funds have not commenced operations, there is no performance of the Funds or expenses as of the Report Date.

TRUSTEES AND OFFICERS OF THE TRUST (AUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the trustees and officers of the Trust is set forth below.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “1940 Act”) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Fund’s Statement of Additional information includes additional information about the trustees and is available, without charge upon request by calling 1.800.758.8320.

INDEPENDENT TRUSTEES

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees[3]	Other Directorships Held by Trustee (Past 5 Years)[4]
Gavin Graham (59)	Trustee	Since 2015	Chief Strategy Officer, INTEGRIS Pension Management Corp., 2013-Present; President, Graham Investment Strategy Ltd., 2010-2013	Seven	None

Robert B. Thompson (68)	Trustee	Since 2015	Portfolio Manager and Vice President, Dodge & Cox, July 1992-June 2015; Retired, June 2015-Present	Seven	Director, United Way of San Francisco Bay Area; Trustee, Mills College; Director, Bay Area Financial Educational Foundation

[1]	Each trustee may be contacted by writing to the trustee, c/o Pointbreak ETF Trust, 915 Creed Road, Oakland, CA 94610.
[2]	Each trustee holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the trustee dies, resigns or is removed.
[3]	A fund complex is defined to include registered investment companies with a common investment adviser or an adviser which is an affiliated person. As of the date of these financial statements, there are seven funds in the fund complex.
[4]	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

Interested Trustees5

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee (Past 5 Years)
John T. Hyland (57)	Trustee, Chairman of the Board and President	Since 2015	President, Pointbreak Advisers LLC, May 2015- Present; Management Trustee, Pointbreak ETF Trust, May 2015-Present; Trustee, Chairman of the Board and President, Pointbreak ETF Trust, October 2015-Present; Chief Investment Officer, United Commodity Funds LLC, January 2008 – April 2015	Seven	None

[5]	John T. Hyland is an “interested person” by reason of his positions with Pointbreak Advisers LLC, the investment adviser to the funds of the Trust.

Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee (Past 5 Years)
Howard Mah (52)	Chief Compliance Officer and Treasurer	Since 2015	Chief Financial Officer, Pointbreak Advisers LLC, May 2015- Present; Chief Financial Officer (Principal Accounting Officer), Treasurer and Chief Compliance Officer, Pointbreak ETF Trust, October 2015-Present; Chief Financial Officer, United States Commodity Funds LLC, May 2006-May 2015; Management Director, United States Commodity Funds LLC, May 2005-May 2015; Principal Accounting Officer and Chief Compliance Officer, USCF ETF Trust, July 2014 – April 2015; Chief Financial Officer, USCF Advisers LLC, July 2014-April 2015	N/A	Director, United States Commodity Funds LLC, May 2005-May 2015; Management Trustee, USCF ETF Trust, July 2014-April 2015.

Heather C. Harker (46)	Chief Legal Officer	Since 2015	General Counsel Pointbreak Advisers LLC, May 2015-Present; Chief Legal Officer and Secretary, Pointbreak ETF Trust, October 2015-Present; General Counsel, United States Commodity Funds LLC, November 2010-May 2015; Chief Legal Officer and Secretary, USCF ETF Trust, July 2014-April 2015	N/A	None

POINTBREAK ETF TRUST – THE FUNDS

SCHEDULE OF INVESTMENTS (AUDITED)

At June 30, 2016

Not applicable as the Funds have not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – PBBB (INITIAL FUND)

STATEMENT OF ASSETS AND LIABILITIES (AUDITED)

June 30, 2016

ASSETS:
Cash	$100,000

Total Assets	$100,000

Paid in Capital	$100,000

NET ASSETS	$100,000

Shares outstanding (unlimited amount Authorized, $0.01 par value)	6,667

Net asset value, offering price, and redemption price per share	$15.00

The accompanying notes are an integral part of the Statements of Assets and Liabilities.

POINTBREAK ETF TRUST – THE FUNDS

STATEMENT OF OPERATIONS (AUDITED)

For the period ended June 30, 2016

Not applicable as the Funds have not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – THE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (AUDITED)

For the period ended June 30, 2016

Not applicable as the Funds have not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – THE FUNDS

FINANCIAL HIGHLIGHTS

Not applicable as the Funds have not offered shares to the public as of the Report Date.

POINTBREAK ETF TRUST – THE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1. Organization

Pointbreak ETF Trust (the “Trust”) consists of six separate investment portfolios, the offering of shares of which are registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 (the “Securities Act”): the Pointbreak Buyback Index Fund (“PBBB”), the Pointbreak China Index Fund (“PBCI”), the Pointbreak Diversified Commodity Strategy Fund (“PBCM”), the Pointbreak US Internet Index Fund (“PBIT”), the Pointbreak Internet Security Index Fund (“PBCS”) and the Pointbreak Agriculture Commodity Strategy Fund (“PBAG”) as of June 30, 2016 (the “Report Date”). The Board of Trustees (the “Board”) of the Trust has authorized the issuance of shares of the following additional portfolios: Pointbreak India Index Fund and Pointbreak IPO Index Fund. The offering of the shares of these portfolios are not yet registered with the SEC under the Securities Act.

PBBB is an exchange–traded fund (“ETF”) that seeks to track the price and yield performance, before fees and expenses, of the Solactive Buyback Index (the “ Buyback Index”). PBCI is an ETF that seeks to track the price and yield performance, before fees and expenses, of the Solactive China Index (the “China Index”). PBIT is an ETF that seeks to track the price and yield performance, before fees and expenses, of the Solactive US Internet Index (the “US Internet Index”) and PBCS is an ETF that seeks to track the price and yield performance, before fees and expenses, of the Solactive Internet Security Index (the “Internet Security Index”). (The Buyback Index, the China Index, the US Internet Index and the Internet Security Index are each referred to as a “Solactive Index” and collectively referred to herein as the “Solactive Indices”). PBBB, PBCI, PBIT and PBCS employ a “passive management” – or indexing – investment approach designed to track the performance of the applicable Solactive Index. Each of PBBB, PBCI, PBIT and PBCS generally uses a replication strategy to achieve its investment objective, meaning, it generally will invest in substantially all of the securities in the applicable Solactive Index, in approximately the same proportion as the applicable Solactive Index. Under normal market conditions, each Fund generally will invest substantially all, but at least 90% of its total assets in the securities comprising the applicable Solactive Index. In addition, the Funds may invest in cash and cash equivalents or money market instruments.

PBCM and PBAG are ETFs that seek to provide total return that exceeds that of the Solactive Diversified Commodity Index (the “Diversified Commodity Index”) and the Solactive Agriculture Commodity Index (the “Agriculture Commodity Index”), respectively. PBCM and PBAG seek excess return above the Diversified Commodity Index and the Agriculture Commodity Index primarily through the active management of short duration, highly liquid, high quality bonds. PBCM and PBAG are not index tracking ETFs and are not required to invest in the specific components of the Diversified Commodity Index or Agriculture Commodity Index.

The Trust is a registered investment company organized as a Delaware statutory trust on June 18, 2015. The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to Pointbreak Advisers LLC (the “Adviser”) of 6,667 shares of beneficial interest (“Shares”) of PBBB (the initial fund) at a purchase price of $15.00 on October 19, 2015. The Adviser owns 100% of the outstanding shares of PBBB.

2. Summary of Significant Accounting Policies

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of each fund that contain a variety of representations, which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

FASB Interpretation Accounting Standards Codification (“ASC”) 740-10, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

ASC 740-10 requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly. The Funds will distribute their net capital gains, if any, to shareholders annually.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Trust (on behalf of each Fund) has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Pointbreak Advisers LLC (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio. For its services, upon commencement of operations, each Fund will pay the Adviser the following advisory fee noted below. The advisory fee is paid at an annual rate equal to such Fund’s average daily net assets:

FUND	ADVISORY FEE
Pointbreak Buyback Index Fund (PBBB)	0.34%
Pointbreak China Index Fund (PBCI)	0.36%
Pointbreak Diversified Commodity Strategy Fund (PBCM)	0.42%
Pointbreak US Internet Index Fund (PBIT)	0.32%
Pointbreak Internet Security Index Fund (PBCS)	0.36%
Pointbreak Agriculture Commodity Strategy Fund (PBAG)	0.42%

The Adviser has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of such Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses paid, acquired fund fees and expenses, if any, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan). The chart below shows the maximum amount each Fund may charge shareholders as of the average daily net assets for the Fund for the period from the Fund’s inception until December 31, 2017.

FUND	MAXIMUM EXPENSE RATIO
Pointbreak Buyback Index Fund (PBBB)	0.34%
Pointbreak China Index Fund (PBCI)	0.36%
Pointbreak Diversified Commodity Strategy Fund (PBCM)	0.42%
Pointbreak US Internet Index Fund (PBIT)	0.32%
Pointbreak Internet Security Index Fund (PBCS)	0.36%
Pointbreak Agriculture Commodity Strategy Fund (PBAG)	0.42%

The Adviser may terminate one or all the Expense Limitation Agreements at any time after December 31, 2017, but upon not less than 90 days’ notice to the applicable Fund. The terms of each Expense Limitation Agreement may be revised upon renewal, if renewed. The Adviser is permitted to recoup from the applicable Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed. For the period ended June 30, 2016, there have not been any expenses subject to the Expense Limitation Agreement, as the Funds have not commenced operations.

The Board of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Baskets of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by any Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the applicable Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Service Providers

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent. BBH has entered in an Administrative Agency Agreement, a Custodian and Transfer Agency Agreement with the Trust.

As of the Report Date, ALPS Distributors, Inc. has served as the Fund’s Distributor (“ALPS Distributors”). ALPS Distributors had entered into a Distribution Agreement with the Trust pursuant to which it will distribute shares of the Fund in creation basket aggregations. On May 16, 2016, the Board of the Trust, including the Independent Trustees, approved the termination of the Distribution Agreement with ALPS Distributors effective upon 60-days’ written notice to ALPS Distributors, in accordance with the terms of the Distribution Agreement. Written notice was provided to ALPS Distributors on May 25, 2016 with termination effective July 24, 2016 or earlier if agreed upon by the parties.

On May 16, 2016, the Board approved the appointment of Foreside Fund Services, Inc. (“Foreside”) to serve as distributor of the Funds to succeed ALPS Distributors. Upon notice of termination to ALPS Distributors, the Trust began negotiations of a Distribution Services Agreement with Foreside. Foreside is to become the distributor for the Funds effective July 24, 2016, unless an earlier date mutually agreed upon by the Trust, ALPS Distributors and Foreside.

ALPS Distributors, as well is Foreside, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Adviser pays fees under the Distribution Services Agreement with Foreside until at least December 31, 2017 (the period for which the Expense Limitation Agreement is in effect). The Adviser may also, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons. No fees were paid to ALPS Distributors as the Funds have not commenced operations as of the Report Date.

Solactive AG (the “Index Provider”) is the index provider for the Funds. The Index Provider is not affiliated with the Funds, the Trust, the Adviser, ALPS Distributors or Foreside. The Adviser has entered into a license agreement with the Index Provider to use the Solactive Indices. Fees under the Licensing Agreement are currently paid by the Adviser.

4. Organizational and Offering Costs

The Adviser has agreed to assume all organizational costs and offering costs incurred prior to the Funds’ commencement of operations on behalf of the Funds. As of June 30, 2016, the organizational costs for the Trust and the offering costs for each Fund are as follows below. These expenses will not be subject to reimbursement to the Adviser.

FUND	EXPENSES
Pointbreak Buyback Index Fund (PBBB)	$113,059
Pointbreak China Index Fund (PBCI)	$60,094
Pointbreak Diversified Commodity Strategy Fund (PBCM)	$83,316
Pointbreak US Internet Index Fund (PBIT)	$59,065
Pointbreak Internet Security Index Fund (PBCS)	$19,399
Pointbreak Agriculture Strategy Fund (PBAG)	$30,419
Pointbreak India Index Fund (PBIN)[1]	$38,439
Pointbreak U.S. IPO Index Fund (PBIQ)[1]	$24,463
Other Trust Expenses[2]	$15,700

1.	See Item 9 of this Section for additional information regarding PBIN and PBIQ.
2.	Other Trust Expenses include additional items paid on behalf of the Trust by the Adviser.

5. Capital

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of the Funds.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Cash Management Transactions

The Funds subscribe to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that, upon the Funds’ commencement of operations, will automatically sweep each Fund’s cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

7. Beneficial Ownership

Certain owners of the Adviser are also owners, officers and/or trustees of the Trust. These individuals may receive benefits from any management fees paid to the Adviser. Because no shares of the Funds have been offered to the public as of the Report Date, there are no public shareholders owning more than 5% of the Fund’s shares as of June 30, 2016.

8. Trustee Fees

The Trust compensates each Trustee who is not an employee of the Adviser. The Adviser pays total Trustees’ fees until the expiration of the Expense Limitation Agreements (December 31, 2017).

9. Subsequent Events

In accordance with the provisions set forth in ASC 855-10, Subsequent Events, management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through July 15, 2016, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

On January 21, 2016 and May 2, 2016, post-effective amendments to the registration statement for the Trust were filed with the Securities and Exchange Commission (“SEC”) in order to add the following additional series to the Trust: Pointbreak India Index Fund and Pointbreak US IPO Index Fund. Solactive AG serves as the index provider for the Solactive India Index, the index for the Pointbreak India Index Fund. FactSet Research Systems, Inc. serves as the index provider for the FactSet US IPO Index, the index for the Pointbreak US IPO Index Fund. Neither FactSet Research Systems, Inc. nor Solactive AG is affiliated with the Funds, the Trust, the Adviser, ALPS Distributors or Foreside. The Adviser has entered into a license agreement with Solactive AG to use the Solactive Indices and with FactSet Research Systems, Inc. to use the FactSet US IPO Index. The Adviser currently pays fees under the Licensing Agreements. As of June 30, 2016, the Pointbreak India Index Fund and the Pointbreak US IPO Index Fund have not been declared effective by the SEC.

10. Portfolio Holdings (Unaudited)

The Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Because the Funds have been declared effective by the SEC, but had not commenced operations as of the Report Date, PBBB, as the initial fund of the Trust, only held cash as of the Report Date. You may obtain copies of the Trust’s Form N-Q, without charge, by contacting the Trust at 1.800.758.8320 or on the Commission’s website at www.sec.gov. You may also review and obtain a copy of the Form N-Q after paying a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

11. Shareholder Tax Information

Certain tax information regarding the Funds is being provided to shareholders (as of the Report Date the only Shareholder is the Adviser), based upon the Funds’ income and distributions for the taxable year ended June 30, 2016. The information and distributions reported herein may differ from information and distributions taxable to the shareholder for the calendar year ended December 31, 2015.

Since no Funds have commenced operations, there were no dividends paid by the Funds from ordinary income and no distributions were paid by the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of Pointbreak ETF Trust:

We have audited the accompanying statement of assets and liabilities of the Pointbreak Buyback Index Fund (“PBBB”) (the initial series of the Pointbreak ETF Trust) (the “Trust”)), including the schedule of investments, as of June 30, 2016, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Fund Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. PBBB is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of PBBB’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash held as of June 30, 2016 by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pointbreak Buyback Index Fund as of June 30, 2016, the results of its operations for the year then ended, and its changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Greenwood Village, Colorado

July 15, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an “in-person” meeting held on October 19, 2015 (the “Meeting”) in San Francisco, CA, the Board of Trustees (the “Board”) of Pointbreak ETF Trust (the “Trust”), including trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Pointbreak Buyback Index Fund (“PBBB”), and Pointbreak Advisers LLC (the “Adviser”) with representatives from the Adviser and with legal counsel. During the Meeting, the Board received an oral presentation giving an overview of the Adviser and the biographical experience of the principals and proposed portfolio manager, and reviewed a memorandum from legal counsel that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Advisory Agreement. The Board also considered and reviewed the advisory agreement materials distributed in advance of, and during, the Meeting, including the Advisory Agreement and Expense Limitation Agreement and an analysis that provided expense ratio information in comparison to peer registered investment companies.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of PBBB. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature and quality of the services; (2) the cost to the Adviser of providing the services and, accordingly, the profitability of the services to the Adviser; (3) the extent to which the Adviser will realize economies of scale as PBBB grows larger; (4) “fall-out” benefits from non-PBBB business realized by the Adviser or its affiliates in connection with its activities on behalf of PBBB (such as sales of non-PBBB products by the Adviser’s affiliates); (5) comparative fee structures of other advisers; and (6) the Trustees’ process in evaluating the fee structure. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling and considered all factors together.

With respect to the nature and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed all information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment objective of PBBB, PBBB’s index, information describing the Adviser’s current organization and the background and experience of the Adviser’s management persons. The Board also considered the qualifications of the Trust’s Chief Compliance Officer and the scope of the Trust’s and the Adviser’s Compliance Policies and Procedures; other services to be provided by the Adviser, such as monitoring adherence to PBBB’s investment restrictions and monitoring compliance with various PBBB policies and procedures and with applicable securities regulations; and the prior experience of personnel of the Adviser working with exchange-traded funds. The Board also considered the background and organization of PBBB’s index provider, Solactive AG. Based upon their review, the Board concluded that the Adviser was qualified to manage PBBB and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to PBBB were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing PBBB as well as the fee structure in place for PBBB. The Board noted that because PBBB was newly organized, the Adviser represented that profitability information was not yet determinable, and that it was highly likely that the Adviser would be expected to absorb many fees incurred by PBBB though at least December 31, 2017. The Board considered that the Adviser would cover many of the start-up costs associated with PBBB.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for PBBB as compared to those of a peer group of ETFs. The Board noted that the services to be provided by the Adviser for the annual advisory fee of 0.34% of PBBB’s average daily net assets were lower than other ETF peers. The Board also noted that PBBB had an Expense Limitation Agreement in place with the Adviser so that through December 31, 2017, PBBB cannot pay more in expenses than 0.34% of PBBB’s daily net assets. The Board noted that the Expense Limitation Agreement does not cover interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Board considered that PBBB’s expense ratio was lower than those of PBBB’s peer group. The Board concluded that PBBB’s advisory fee was reasonable given the nature, extent, and anticipated quality of the services to be provided under the Advisory Agreement and the fee structure that would be in place.

The Board considered the extent to which economies of scale would be realized as PBBB grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit PBBB’s investors. Because PBBB was newly organized, the Board determined to review economies of scale in the future when PBBB has been made available to the public and has attracted assets.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to PBBB; and the Advisory Agreement, was unanimously approved for an initial term of two years.

At an “in-person” meeting held on December 14, 2015 (the “Meeting”) in San Francisco, CA, the Board of the Trust, including the Independent Trustees, discussed issues pertaining to the proposed approval of the Advisory Agreement between the Trust, on behalf of the Pointbreak China Index Fund (“PBCI”), Pointbreak Diversified Commodity Strategy Fund (“PBCM”), Pointbreak India Index Fund (“PBIN”), Pointbreak US Internet Index Fund (“PBIT”), Pointbreak Internet Security Index Fund (“PBCS”), Pointbreak Agriculture Commodity Strategy Fund (“PBAG”), Pointbreak US IPO Index Fund (“PBIQ”) and Pointbreak Advisers LLC (the “Adviser”) with representatives from the Adviser and with legal counsel. PBCI, PBCM, PBIN, PBIT, PBCS, PBAG and PBIQ are referred to in this section collectively as the “Additional Funds.” During the Meeting, the Board received an oral presentation reiterating the overview of the Adviser and the biographical experience of the principals and proposed portfolio manager, and reviewed a memorandum from legal counsel that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Advisory Agreement. The Board also considered and reviewed the advisory agreement materials distributed in advance of, and during, the Meeting, including the Advisory Agreement and Expense Limitation Agreement and an analysis that provided expense ratio information in comparison to peer registered investment companies.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Additional Funds. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature and quality of the services; (2) the cost to the Adviser of providing the services and, accordingly, the profitability of the services to the Adviser; (3) the extent to which the Adviser will realize economies of scale as each Additional Fund grows larger; (4) “fall-out” benefits from non-Additional Fund business realized by the Adviser or its affiliates in connection with its activities on behalf of the Additional Funds (such as sales of non-Additional Funds products by the Adviser’s affiliates); (5) comparative fee structures of other advisers; and (6) the Trustees’ process in evaluating the fee structure. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling and considered all factors together.

With respect to the nature and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed all information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment objective of each Additional Fund, each Additional Fund’s index, information describing the Adviser’s current organization and the background and experience of the Adviser’s management persons. The Board also considered the qualifications of the Trust’s Chief Compliance Officer and the scope of the Trust’s and the Adviser’s Compliance Policies and Procedures; other services to be provided by the Adviser, such as monitoring adherence to each Additional Fund’s investment restrictions and monitoring compliance with various Additional Fund policies and procedures and with applicable securities regulations; and the prior experience of personnel of the Adviser working with exchange-traded funds. The Board also considered the background and organization of the Additional Funds’ index providers, Solactive AG, and FactSet Research Systems Inc. Based upon their review, the Board concluded that the Adviser was qualified to manage the Additional Funds and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Additional Funds were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Additional Funds as well as the fee structure in place for the Additional Funds. The Board noted that because the Additional Funds were newly organized, the Adviser represented that profitability information was not yet determinable, and that it was highly likely that the Adviser would be expected to absorb many fees incurred by the Additional Funds though at least December 31, 2017. The Board considered that the Adviser would cover many of the start-up costs associated with the Additional Funds.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for each Additional Fund as compared to those of a peer group of ETFs. The Board noted that the services to be provided by the Adviser for the proposed annual advisory fee of each Additional Fund’s average daily net assets were lower than other ETF peers. The proposed annual advisory fee for each Additional Fund is as follows:

FUND	ADVISORY FEE
Pointbreak China Index Fund	0.36%
Pointbreak Diversified Commodity Strategy Fund	0.42%
Pointbreak US Internet Index Fund	0.32%
Pointbreak Internet Security Index Fund	0.36%
Pointbreak Agriculture Commodity Strategy Fund	0.42%
Pointbreak India Index Fund	0.42%
Pointbreak US IPO Index Fund	0.36%

The Board also noted that each Additional Fund had an Expense Limitation Agreement in place with the Adviser so that through December 31, 2017, each Additional Fund cannot pay more in expenses than the amount noted above of each Additional Fund’s daily net assets. The Board noted that the Expense Limitation Agreement does not cover interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Board considered that each Additional Fund’s expense ratio was lower than those of the applicable Additional Fund’s peer group. The Board concluded that each Additional Fund’s advisory fee was reasonable given the nature, extent, and anticipated quality of the services to be provided under the Advisory Agreement and the fee structure that would be in place.

The Board considered the extent to which economies of scale would be realized as each Additional Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit such Additional Fund’s investors. Because the Additional Funds were newly organized, the Board determined to review economies of scale in the future when each Additional Fund has been made available to the public and has attracted assets.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Additional Fund; and the Advisory Agreement for each Additional Fund, was unanimously approved for an initial term of two years.

Investment Adviser

Pointbreak Advisers LLC

P.O. Box 347312

San Francisco, CA 94134

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company

50 Post Office Square

Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered Pubic Accounting Firm

Spicer Jeffries LLP

5251 S. Quebec Street

Greenwood Village, Colorado 80111

Trustees

Gavin Graham

John T. Hyland

Robert B. Thompson

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Fund is available without charge by calling 1.800.758.8320 and by the Commission’s website at www.sec.gov. There is no information regarding how the Funds voted proxies for the period ended June 30, 2016, as the Funds did not commence operations as of the Report Date.

ALPS Distributors, Inc.

This report must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus of each Fund carefully before investing or sending money.

Item 2.	Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s executive officer, principal financial offer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board of Trustees also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.*

(a) Audit Fees: The aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements was $4,000 for the fiscal year ended June 30, 2016.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2016. The aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides that provides ongoing services for the registrant, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements, must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2016.

(c) Tax Fees: For the registrant’s fiscal year ended June 30, 2016, aggregate fees of $1,000, were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant’s fiscal year ended June 30, 2016, aggregate fees of $0 were billed to the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 or Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended June 30, 2016. The aggregate fees billed to the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraph (b) and (c) were $0 for the fiscal year ended June 30, 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 for the fiscal year ended June 30, 2016. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended June 30, 2016.

(h) Not applicable

*	Pursuant to the management agreement between the registrant the investment adviser, the investment adviser pays all of the expenses of the registrant, including the audit and other fees noted as “billed to the registrant” under this Item 4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable as no Funds have listed or commenced operations as of the Report Date.

Item 6.	Schedule of Investments.

Schedule of Investments as of June 30, 2016, is not applicable, as noted in Item 1 of this Form.

Item 7. Disclosure of Proxy Voting and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Note 10.	Submission of Matters to Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has material affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto as Exhibit 99.1.

(a)(2)	The certification required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.2.

(a)(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as Exhibit 99.3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

POINTBREAK ETF TRUST

By:	/s/ John T. Hyland
Name:	John T. Hyland
Title:	President
(Principal Executive Officer)

Date:	July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hyland
Name:	John T. Hyland
Title:	President
(Principal Executive Officer)

Date:	July 15, 2016

By:	/s/ Howard Mah
Name:	Howard Mah
Title:	Principal Financial Officer

Date:	July 15, 2016